Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	Quarter
	First	Second	Third	Fourth	Full Year
	(In thousands, except per share data)
Year Ended December 31,
2014
Total revenues	$2,260,863	$2,511,638	$2,626,448	$2,538,940	$9,937,889
Gross profit	338,122	369,148	374,709	365,959	1,447,938
Net income	31,303	16,862	26,162	18,677	93,004
Basic earnings per share (1)	1.29	0.70	1.07	0.77	3.82
Diluted earnings per share (1)	1.19	0.62	1.03	0.77	3.60
2013
Total revenues	$1,963,832	$2,335,110	$2,340,147	$2,279,492	$8,918,581
Gross profit	300,489	341,274	329,462	321,321	1,292,546
Net income	22,118	37,388	32,765	21,721	113,992
Basic earnings per share (1)	0.95	1.53	1.34	0.89	4.72
Diluted earnings per share (1)	0.88	1.43	1.19	0.81	4.32
(1) The sum of the quarterly income per share amounts may not equal the annual amount reported, as per share amounts are computed independently for each quarter and for the full year based on the respective weighted average common shares outstanding.